STOCK-BASED COMPENSATION - Restricted and Deferred Share Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	2,691,288	2,573,894
Granted and reinvested dividends (in shares)	990,702	1,341,801
Exercised (in shares)	(678,634)	(1,041,890)
Forfeited (in shares)	(600,867)	(182,517)
Outstanding, end of year (in shares)	2,402,489	2,691,288
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	1,421,342	1,619,941
Granted and reinvested dividends (in shares)	70,692	78,939
Exercised (in shares)	(350,803)	(277,439)
Forfeited (in shares)	(1,347)	(99)
Outstanding, end of year (in shares)	1,139,884	1,421,342